Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties	The following significant transactions took place between the Company and related parties within the BW
Group, Scorpio Holdings and Swire Pacific Offshore Holdings Group at terms agreed between the parties:

EUR'000	2025	2024	2023
Purchases of services from related parties	(5,732)	(8,260)	(9,216)
BW Group Limited (including subsidiaries)	(5,455)	(7,121)	(9,199)
Scorpio Holdings Limited (including subsidiaries)	(277)	(1,139)	(17)
Receivables from related parties at reported period	—	214	592
Scorpio Holdings Limited (including subsidiaries)	—	214	592
Payables to related parties at reported period	382	223	162
BW Group Limited (including subsidiaries)	306	181	10
Scorpio Holdings Limited (including subsidiaries)	76	42	152